Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property Plant And Equipment [Abstract]
Depreciation and amortization	$ 11,800	$ 10,500	$ 11,000
Depreciation and amortization related to property and equipment acquired under capital leases	$ 59